Business Combinations	12 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Business Combinations	Business Combinations
Acquisitions during the Year ended March 31, 2021
There was no material business combination during the year ended March 31, 2021.
Acquisitions during the Year ended March 31, 2020
There was no material business combination during the year ended March 31, 2020.
Acquisitions during the Year Ended March 31, 2019
Shire plc
On January 8, 2019, Takeda completed the acquisition of 100% of the outstanding shares of Shire plc in a cash and equity transaction valued at 6,213,335 million JPY. Takeda paid 30.33 USD in cash for each Shire ordinary share and issued either 0.839 of a new share (a “New Takeda Share”) or 1.678 American Depositary Shares (“ADSs”) in Takeda (one ADS equals 0.5 New Takeda Share). Takeda incurred 23,750 million JPY of acquisition related costs, which were expensed as incurred and recorded in selling, general and administrative expenses. Takeda has entered into several borrowing agreements to fund the cash portion of the acquisition price (Note 20). Shire was a leading global biotechnology company focused on serving people with rare diseases. This acquisition creates a global R&D driven biopharmaceutical with an attractive geographic footprint as well as strengthens Takeda’s core therapeutic areas, bringing together complementary positions in GI and neuroscience. Some of the Shire’s marketed products include GAMMAGARD, HYQVIA and TAKHZYRO for Immunology, ADVATE, ADYNOVATE, VONVENDI and FEIBA for Hematology, VYVANSE and ADDERALL XR for Neuroscience, LIALDA/MEZAVANT and PENTASA for Internal Medicine, ELAPRASE and REPLAGAL for Genetic Diseases.
The total consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥3,029,431
Equity of the Company (770,303,013 shares)	3,131,282
Cash for cash settled awards	52,622
Total	¥6,213,335
The Company issued 770,303,013 ordinary shares allocated to the former shareholders of Shire as part of the purchase consideration. The issue price was 4,065 JPY per share, of which 2,032.50 JPY per share is recorded as share capital and the remainder is recorded as share premium. The total increase in equity was 3,131,282 million JPY, of which 1,565,641 million JPY is recorded as share capital and the remainder is recorded as share premium. The fair value of the Takeda shares issued as part of the consideration paid was determined based on the trading price of Takeda shares at the opening of the Tokyo Stock Exchange on the date of acquisition.
The total cash outflow was 2,891,937 million JPY, which represents the initial cash consideration transferred of 3,082,053 million JPY and basis adjustment of 37,107 million JPY, less cash acquired of 227,223 million JPY.
As of March 31, 2019, the fair value of assets acquired and liabilities assumed was provisional. During the year ended March 31, 2020, Takeda completed the purchase price allocation and retrospectively adjusted the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date. The adjustments principally relate to certain intangible assets which consist of marketed products for which the future sales forecasts are used as primary assumptions in estimating their respective fair values.
The following represents the purchase price allocation of Shire as of the acquisition date.

JPY (millions) Amount
Cash and cash equivalents	¥227,223
Trade and other receivables	326,154
Inventories	751,832
Property, plant and equipment	699,631
Intangible assets	3,769,076
Assets held for sale	474,596
Other assets	96,331
Trade and other payables	(61,382)
Provisions	(336,573)
Bonds and loans	(1,603,199)
Deferred tax liabilities	(657,487)
Liabilities held for sale	(211,663)
Other liabilities	(389,610)
Basis adjustments	(37,107)
Goodwill	3,165,513
Net assets acquired	¥6,213,335
Goodwill is calculated as the excess of the consideration transferred over the net assets recognized and represents the expected revenue and cost synergies of the combined Takeda/Shire group. Goodwill recognized as a result of the acquisition is not deductible for tax purposes.
Provisions include 29,570 million JPY associated with amounts payable related to legal proceedings. Other liabilities also include pre-existing contingent consideration related to Shire’s historical acquisitions. The assumed pre-existing contingent consideration is payable mainly upon the achievement of certain milestones, and the fair value of the potential payments Takeda could be required to make is 48,599 million JPY.
Takeda held foreign currency denominated deposits and entered into foreign currency options to hedge foreign currency risks for the acquisition of Shire, and Takeda applied the hedge accounting to the instruments. Basis adjustment represents accumulated change in fair value of the hedging instruments recorded in other comprehensive income of 37,107 million JPY that was added to the amount of goodwill at the acquisition date.
Takeda recorded 309,198 million JPY of revenue and 100,002 million JPY of net loss related to the operating results of Shire between the acquisition date and March 31, 2019.
Pro forma information
The following pro forma financial information presents the combined results of the operations of Takeda and Shire as if the acquisition of Shire had occurred as of April 1, 2018. The pro forma financial information is not necessarily indicative of what the consolidated results of operations would have been had the respective acquisitions been completed on April 1, 2018. In addition, the pro forma financial information does not purport to project the future results of operations of the combined Company.

JPY (millions)
For the Year Ended March 31, 2019
Revenue	¥3,412,468
Net profit	53,900
For the purpose of the pro forma financial information, Shire’s historical financial information has been conformed from U.S. Generally Accepted Accounting Principles to IFRS, and to Takeda’s accounting policies for material accounting policy differences.
TiGenix NV (“TiGenix”)
On April 30, 2018, Takeda made an all cash voluntary public takeover bid for the entire issued ordinary shares, warrants, and ADSs (collectively the “Securities”) of TiGenix not already owned by Takeda. On June 8, 2018, the Company acquired the Securities tendered in the first acceptance period for 470.2 million EUR. In response to the takeover bid with the Securities already owned by Takeda, Takeda acquired 90.8% of the voting rights. Takeda incurred 767 million JPY of acquisition related costs, which were expensed as incurred and recorded in selling, general and administrative expenses.
TiGenix is a biopharmaceutical company which develops novel stem cell therapies for treatment of medical conditions. This acquisition would expand Takeda’s late stage gastroenterology (“GI”) pipeline with the U.S. rights to Cx601 (darvadstrocel), a suspension of allogeneic expanded adipose-derived stem cells (“eASC”) under investigation for the treatment of complex perianal fistulas in patients with non-active/mildly active luminal Crohn’s disease (“CD”). Following the 2nd Takeover bid and a squeeze-out ended in July 2018, TiGenix became a wholly owned subsidiary of Takeda.
The total consideration transferred was comprised of the following:

JPY (millions) Amount
Cash	¥67,319
The ordinary shares of TiGenix already owned by Takeda immediately prior to the acquisition date	2,684
Total	¥70,003
The total cash outflow was 66,749 million JPY, which represents the initial cash consideration transferred of 67,319 million JPY and basis adjustment of 3,381 million JPY, less cash acquired of 3,951 million JPY.
The following represents the purchase price allocation of TiGenix as of the acquisition date.

JPY (millions) Amount
Intangible assets	¥63,421
Other assets	5,541
Deferred tax liabilities	(8,043)
Other liabilities	(5,678)
Basis adjustments	(3,381)
Goodwill	18,143
Net assets acquired	¥70,003
Goodwill comprises increased earnings expected from the future business development. Goodwill is not deductible for tax purposes.
Takeda entered into a forward exchange contract to hedge foreign currency risks for the acquisition of TiGenix, and applied the hedge accounting to the contract. Basis adjustment represents a fair value of the hedging instrument of 3,381 million JPY that was added to the amount of goodwill at the acquisition date.
No gains or losses were recognized as a result of remeasurement of fair value of the ordinary shares of TiGenix already owned by Takeda immediately prior to the acquisition date.
The revenue and net profit of TiGenix for the post-acquisition period, which were recognized in the consolidated financial statements for the year ended March 31, 2019 were immaterial. The impact on Takeda’s revenue and net profit for the year ended March 31, 2019 assuming the acquisitions date of TiGenix had been April 1, 2018 was immaterial.